M. Share-Based Compensation (Details-Minimum and Maximum) (Employee Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Exercise Price
Outstanding, beginning balance	$ 5.936	$ 5.877	$ 5.838
Granted	$ 9.214	$ 6.000	$ 6.000
Exercised	$ 5.875	$ 6.291	$ 6.000
Forfeited	$ 7.099	$ 6.000	$ 6.000
Expired	$ 5.986	$ 5.301	$ 5.973
Outstanding, ending balance	$ 8.379	$ 5.936	$ 5.877
Exericsable, ending balance	$ 5.915
Vested and expected to vest	$ 8.287
Minimum
Exercise Price
Outstanding, beginning balance	$ 3.00	$ 3.00	$ 3.00
Granted	$ 7.50
Exercised	$ 4.50	$ 6.00	$ 3.00
Forfeited	$ 3.00
Expired	$ 3.00	$ 3.00	$ 4.50
Outstanding, ending balance	$ 3.00	$ 3.00	$ 3.00
Exericsable, ending balance	$ 3.00
Vested and expected to vest	$ 3.00
Maximum
Exercise Price
Outstanding, beginning balance	$ 7.50	$ 7.50	$ 7.50
Granted	$ 12.90	$ 6.00	$ 6.00
Exercised	$ 6.00	$ 7.50	$ 6.00
Forfeited	$ 7.50	$ 6.00	$ 6.00
Expired	$ 7.50	$ 7.50	$ 6.00
Outstanding, ending balance	$ 12.90	$ 7.50	$ 7.50
Exericsable, ending balance	$ 7.50
Vested and expected to vest	$ 12.90